Accounts Receivable, Net (Details) - Schedule of Allowance for Doubtful Accounts - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Allowance for Doubtful Accounts [Abstract]
Beginning balance	$ 125,516	$ 119,639
(Reversal) addition	(29,992)	5,563	$ 117,762
Exchange difference	282	314
Balance at end of the year ended June 30	$ 95,806	$ 125,516	$ 119,639